Related Party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Transactions and Balances Amount Due to Related Parties

Transactions with related parties and balances amount due to related parties were as follows:

	Year Ended December 31,
	2017	2018	2019
	US$	US$	US$
Transaction with related parties
Repayment of advances to related parties (ii)	(1,033,740)	(2,474,371)	(10,593,662)
Proceeds of advances from related parties (ii)	15,304	8,964,847	9,436,151
Proceeds of borrowings from related parties (iv)	3,000,000	3,000,000	6,000,000
Repayment of borrowings from related parties(iv)	-	-	(2,000,000)
Reimbursement to related parties	180,152	201,907	331,956
Acquisition of equity interests of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	-	(18,737,426)	-
Subscription fees from the Founders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	-	15,261,676	-

	As of December 31,
	2018	2019
	US$	US$
Balance amount with related parties
Subscription receivables due from Founders of ECMOHO Shanghai for Reorganization purpose (i)	9,261,300	-
Payable due to related parties (ii)	(6,756,620)	(5,511,642)
Payables due to shareholders of ECMOHO Shanghai for Reorganization purpose (iii)	(4,261,580)	-
Borrowings and interests due from related parties (iv)	(6,405,000)	(10,721,819)

(i)

As described in Note 1(b), total subscription fee of US$ 15,261,676 for Class A and Class B Ordinary Shares was received by US$ 6,000,376 and US$ 9,261,300 during the years ended December 31, 2018 and 2019, respectively. As of December 31, 2018, the remaining consideration of US$ 9,261,300 was presented as subscriptions receivable, a contra-equity balance.

(ii)

The Group drawn down interest free advances from Founders, members of Founders immediate families and special purpose vehicles controlled by the Founders and Shareholders during the periods presented. As of December 31, 2018 and 2019, payables due to these related parties amounted to US$ 6,756,620 and US$ 5,511,642, respectively.

(iii)

As described in Note 1(b), on July 8, 2018, ECMOHO HK legally acquired 97.5% of the equity interest of ECMOHO Shanghai from the Founders and most of the Investors, except for 2.5% equity interests held by certain of the Investors (“NCI holders”), with the consideration of US$ 18,737,426. In 2018, consideration of US$ 14,475,846 was paid, and the outstanding consideration of US$ 4,261,580 was presented as amounts due to related parties on the consolidated balance sheets as of December 31, 2018. The remaining consideration was fully paid in 2019.

(iv)

On September 18 and October 17, 2017, April 11, 2018 and November 12, 2019, the Group entered into loan agreements with a fully owned subsidiary of one of the investors of Class A-2 (Round B) preferred shares, who became Class A ordinary shareholder after the Company’s IPO in November 2019, with the principle amount of US$ 1,500,000, US$ 1,500,000, US$ 3,000,000 and US$ 2,000,000 and interest rate of 6.00%, 6.00%, 6.00% and 8.00%, respectively. Such borrowings shall be repaid upon the lender’s request.

On December 26, 2019, the Group entered into loan agreements with the fully owned subsidiary of one of Class A ordinary shareholders, with the principle amount of US$ 2,000,000 and interest rate of 10.00%, and such borrowing has been repaid subsequently on February 21, 2020.